Fair Value (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $)	12 Months Ended
Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 28,400,000
Long-lived assets held for sale	8,200,000
Toal Losses on Long-lived assets held and used measured at fair value	5,300,000
Toal Losses on Long-lived assets held for sale measured at fair value	22,700,000
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Losses on Long-lived assets held and used measured at fair value	(5,269,281)
Toal Losses on Long-lived assets held for sale measured at fair value	(22,718,729)
Toal Losses on Long-lived assets used and for sale measured at fair value	(27,988,010)
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Market for Identical Instruments (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0
Long-lived assets held for sale	0
Long-lived assets used and for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0
Long-lived assets held for sale	0
Long-lived assets used and for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	28,424,849
Long-lived assets held for sale	8,184,462
Long-lived assets used and for sale	$ 36,609,311